TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Valuation Allowance
Balance	$ 184	$ 200
Addition charged to expenses (Deductions)	1,639	(16)	200
Balance	1,823	184	200
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	12,000
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	3,000
Tax rate on recognized foreign earnings dividends	25.00%
Approved Enterprise [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	9,000
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 2,250
Tax rate on transactions	25.00%